CASH FLOW INFORMATION	3 Months Ended
Sep. 30, 2023
CASH FLOW INFORMATION
CASH FLOW INFORMATION

10.   CASH FLOW INFORMATION

Significant non-cash transactions related to investing and financing activities are as follows:

	09/30/2023	09/30/2022
Investment activities
Net assets acquisition by business combination	—	150,510,313
Investment in-kind in other related parties (Note 15)	—	550,183
Capitalization of interest on buildings in progress	36,589	—
	36,589	151,060,496

	09/30/2023	09/30/2022
Financing activities
Capitalization of convertible notes (Note 5.13)	—	12,211,638
Purchase of own shares	—	(23,915,029)
	—	(11,703,391)